Prepayments (Details) - Schedule of prepayments, current - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule of prepayments, current [Abstract]
Prepayment for online concert productions	$ 8,000,000	$ 1,648,000
Prepayment for live concert productions	5,000,000
Prepayment for advertisement	4,666,664
Prepayment for program license fees		2,615,527
Prepayment for rent		4,300
Prepayments and advances	$ 17,666,664	$ 4,267,827